Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions		3 Months Ended				6 Months Ended
		Apr. 30, 2023		Apr. 30, 2022		Apr. 30, 2023		Apr. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						$ 5,487		$ 5,728
Provision for credit losses						1,347		441
Net write-offs						(1,115)		(879)
Other, including foreign currency adjustment						196		80
Provision for credit losses
Balance at end of period		$ 5,915		$ 5,370		5,915		5,370
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						5,348	[1]	5,626
Provision for credit losses
Balance at end of period		5,736	[2]	5,294	[3]	5,736	[2]	5,294	[3]
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[4]					31		37
Provision for credit losses
Balance at end of period	[4]	50		27		50		27
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[5]					108		65
Provision for credit losses
Balance at end of period	[5]	129		49		129		49
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		938		835		899		802
Provision for credit losses						55		32
Net write-offs						(30)		(23)
Other, including foreign currency adjustment						57		23
Provision for credit losses
Remeasurement	[6]	23		1		50		22
Newly originated or purchased financial assets		7		10		16		20
Derecognition of financial assets and maturities		(6)		(5)		(11)		(10)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		0				0
Transfer to (from)stage 2		0				0
Transfer to (from)stage 3		0				0
Gross write-offs		(21)		(16)		(43)		(37)
Recoveries		6		7		13		14
Foreign exchange and other movements		34		2		57		23
Balance at end of period		981		834		981		834
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						899
Provision for credit losses
Balance at end of period		981		834		981		834
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		2,204		2,249		2,137		2,341
Provision for credit losses						578		235
Net write-offs						(528)		(451)
Other, including foreign currency adjustment						80		46
Provision for credit losses
Remeasurement	[6]	271		93		515		176
Newly originated or purchased financial assets		94		75		184		150
Derecognition of financial assets and maturities		(63)		(44)		(121)		(91)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		0				0
Transfer to (from)stage 2		0				0
Transfer to (from)stage 3		0				0
Gross write-offs		(335)		(275)		(642)		(582)
Recoveries		57		64		114		131
Foreign exchange and other movements		39		9		80		46
Balance at end of period		2,267		2,171		2,267		2,171
Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						2,137
Provision for credit losses
Balance at end of period		2,267		2,171		2,267		2,171
Credit Cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,100		1,165		1,083		1,211
Provision for credit losses						403		159
Net write-offs						(401)		(277)
Other, including foreign currency adjustment						50		14
Provision for credit losses
Remeasurement	[6]	203		72		380		134
Newly originated or purchased financial assets		44		32		91		60
Derecognition of financial assets and maturities		(35)		(18)		(68)		(35)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		0				0
Transfer to (from)stage 2		0				0
Transfer to (from)stage 3		0				0
Gross write-offs		(269)		(186)		(510)		(378)
Recoveries		72		48		109		101
Foreign exchange and other movements		20		(6)		50		14
Balance at end of period		1,135		1,107		1,135		1,107
Credit Cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						1,083
Provision for credit losses
Balance at end of period		1,135		1,107		1,135		1,107
Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		4,242		4,249		4,119		4,354
Provision for credit losses
Remeasurement	[6]	497		166		945		332
Newly originated or purchased financial assets		145		117		291		230
Derecognition of financial assets and maturities		(104)		(67)		(200)		(136)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		0				0
Transfer to (from)stage 2		0				0
Transfer to (from)stage 3		0				0
Gross write-offs		(625)		(477)		(1,195)		(997)
Recoveries		135		119		236		246
Foreign exchange and other movements		93		5		187		83
Balance at end of period		4,383		4,112		4,383		4,112
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						1,368		1,374
Provision for credit losses						311		15
Net write-offs						(156)		(128)
Other, including foreign currency adjustment						9		(3)
Provision for credit losses
Remeasurement	[6]	163		40		279		72
Newly originated or purchased financial assets		94		65		191		121
Derecognition of financial assets and maturities		(97)		(98)		(181)		(170)
Changes in models and methodologies		0		1		0		1
Transfer to (from)stage 1		0				0
Transfer to (from)stage 2		0				0
Transfer to (from)stage 3		0				0
Gross write-offs		(71)		(73)		(177)		(146)
Recoveries		9		9		21		18
Foreign exchange and other movements		13		(11)		12		(2)
Balance at end of period including off-balance sheet exposures		1,482		1,231		1,482		1,231
Less: Allowance for credits losses on off-balance sheet exposures	[5]	(129)		(49)		(129)		(49)
Balance at end of period		1,532		1,258		1,532		1,258
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,371		1,298		1,337		1,337
Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period		1,353		1,182		1,353		1,182
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						1,229
Provision for credit losses
Balance at end of period		1,353		1,182		1,353		1,182
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[1]					1,553
Provision for credit losses
Balance at end of period		1,697	[2]	1,444	[3]	1,697	[2]	1,444	[3]
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		209		161		197		152
Provision for credit losses
Remeasurement	[6]	(42)		(15)		(73)		(34)
Newly originated or purchased financial assets		7		10		16		20
Derecognition of financial assets and maturities		(2)		(1)		(4)		(3)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		47		14		84		33
Transfer to (from)stage 2		(8)		(2)		(15)		(4)
Transfer to (from)stage 3		0				0
Gross write-offs		0				0
Recoveries		0				0
Foreign exchange and other movements		9		1		15		4
Balance at end of period		220		168		220		168
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						197
Provision for credit losses
Balance at end of period		220		168		220		168
Stage 1 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		673		655		665		644
Provision for credit losses
Remeasurement	[6]	(191)		(162)		(372)		(318)
Newly originated or purchased financial assets		94		75		184		150
Derecognition of financial assets and maturities		(21)		(17)		(42)		(35)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		162		127		319		257
Transfer to (from)stage 2		(50)		(26)		(96)		(56)
Transfer to (from)stage 3		(2)		(1)		(4)		(2)
Gross write-offs		0				0
Recoveries		0				0
Foreign exchange and other movements		12		4		23		15
Balance at end of period		677		655		677		655
Stage 1 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						665
Provision for credit losses
Balance at end of period		677		655		677		655
Stage 1 [member] | Credit Cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		436		399		436		352
Provision for credit losses
Remeasurement	[6]	(81)		(37)		(155)		(89)
Newly originated or purchased financial assets		44		32		91		60
Derecognition of financial assets and maturities		(17)		(10)		(34)		(20)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		68		52		135		139
Transfer to (from)stage 2		(34)		(13)		(69)		(26)
Transfer to (from)stage 3		0				0
Gross write-offs		0				0
Recoveries		0				0
Foreign exchange and other movements		9		(4)		21		3
Balance at end of period		425		419		425		419
Stage 1 [member] | Credit Cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						436
Provision for credit losses
Balance at end of period		425		419		425		419
Stage 1 [member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,318		1,215		1,298		1,148
Provision for credit losses
Remeasurement	[6]	(314)		(214)		(600)		(441)
Newly originated or purchased financial assets		145		117		291		230
Derecognition of financial assets and maturities		(40)		(28)		(80)		(58)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		277		193		538		429
Transfer to (from)stage 2		(92)		(41)		(180)		(86)
Transfer to (from)stage 3		(2)		(1)		(4)		(2)
Gross write-offs		0				0
Recoveries		0				0
Foreign exchange and other movements		30		1		59		22
Balance at end of period		1,322		1,242		1,322		1,242
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[6]	46		(23)		66		(53)
Newly originated or purchased financial assets		94		65		191		121
Derecognition of financial assets and maturities		(81)		(55)		(154)		(96)
Changes in models and methodologies		0		(1)		0		(1)
Transfer to (from)stage 1		20		19		42		61
Transfer to (from)stage 2		(9)		(4)		(17)		(12)
Transfer to (from)stage 3		0				0
Gross write-offs		0				0
Recoveries		0				0
Foreign exchange and other movements		6				6		2
Balance at end of period including off-balance sheet exposures		456		234		456		234
Less: Allowance for credits losses on off-balance sheet exposures	[5]	(81)		(32)		(81)		(32)
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		380		233		322		212
Stage 1 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period		375		202		375		202
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						255
Provision for credit losses
Balance at end of period		375		202		375		202
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[1]					2,160
Provision for credit losses
Balance at end of period		2,288	[2]	2,246	[3]	2,288	[2]	2,246	[3]
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		301		279		296		276
Provision for credit losses
Remeasurement	[6]	8		7		17		18
Newly originated or purchased financial assets		0				0
Derecognition of financial assets and maturities		(4)		(4)		(7)		(7)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		(34)		(12)		(63)		(29)
Transfer to (from)stage 2		39		9		70		16
Transfer to (from)stage 3		(13)		(3)		(26)		(6)
Gross write-offs		0				0
Recoveries		0				0
Foreign exchange and other movements		9		(3)		19		5
Balance at end of period		306		273		306		273
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						296
Provision for credit losses
Balance at end of period		306		273		306		273
Stage 2 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		968		1,020		921		1,071
Provision for credit losses
Remeasurement	[6]	224		94		466		189
Newly originated or purchased financial assets		0				0
Derecognition of financial assets and maturities		(42)		(27)		(79)		(56)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		(158)		(125)		(312)		(252)
Transfer to (from)stage 2		72		39		135		83
Transfer to (from)stage 3		(98)		(49)		(182)		(99)
Gross write-offs		0				0
Recoveries		0				0
Foreign exchange and other movements		16		(2)		33		14
Balance at end of period		982		950		982		950
Stage 2 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						921
Provision for credit losses
Balance at end of period		982		950		982		950
Stage 2 [member] | Credit Cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		664		766		647		859
Provision for credit losses
Remeasurement	[6]	150		3		261		8
Newly originated or purchased financial assets		0				0
Derecognition of financial assets and maturities		(18)		(8)		(34)		(15)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		(68)		(52)		(135)		(139)
Transfer to (from)stage 2		34		13		69		26
Transfer to (from)stage 3		(63)		(33)		(123)		(61)
Gross write-offs		0				0
Recoveries		0				0
Foreign exchange and other movements		11		(1)		25		10
Balance at end of period		710		688		710		688
Stage 2 [member] | Credit Cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						647
Provision for credit losses
Balance at end of period		710		688		710		688
Stage 2 [member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,933		2,065		1,864		2,206
Provision for credit losses
Remeasurement	[6]	382		104		744		215
Newly originated or purchased financial assets		0				0
Derecognition of financial assets and maturities		(64)		(39)		(120)		(78)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		(260)		(189)		(510)		(420)
Transfer to (from)stage 2		145		61		274		125
Transfer to (from)stage 3		(174)		(85)		(331)		(166)
Gross write-offs		0				0
Recoveries		0				0
Foreign exchange and other movements		36		(6)		77		29
Balance at end of period		1,998		1,911		1,998		1,911
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[6]	18		(9)		29		(23)
Newly originated or purchased financial assets		0				0
Derecognition of financial assets and maturities		(7)		(36)		(15)		(56)
Changes in models and methodologies		0		2		0		2
Transfer to (from)stage 1		(20)		(19)		(42)		(61)
Transfer to (from)stage 2		14		4		22		12
Transfer to (from)stage 3		(1)		(3)		(2)		(3)
Gross write-offs		0				0
Recoveries		0				0
Foreign exchange and other movements		6		2		10		11
Balance at end of period including off-balance sheet exposures		322		352		322		352
Less: Allowance for credits losses on off-balance sheet exposures	[5]	(32)		(17)		(32)		(17)
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		312		411		320		470
Stage 2 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period		290		335		290		335
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						296
Provision for credit losses
Balance at end of period		290		335		290		335
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[1]					1,635
Provision for credit losses
Balance at end of period		1,751	[2]	1,604	[3]	1,751	[2]	1,604	[3]
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		428		395		406		374
Provision for credit losses
Remeasurement	[6]	57		9		106		38
Newly originated or purchased financial assets		0				0
Derecognition of financial assets and maturities		0				0
Changes in models and methodologies		0				0
Transfer to (from)stage 1		(13)		(2)		(21)		(4)
Transfer to (from)stage 2		(31)		(7)		(55)		(12)
Transfer to (from)stage 3		13		3		26		6
Gross write-offs		(21)		(16)		(43)		(37)
Recoveries		6		7		13		14
Foreign exchange and other movements		16		4		23		14
Balance at end of period		455		393		455		393
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						406
Provision for credit losses
Balance at end of period		455		393		455		393
Stage 3 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		563		574		551		626
Provision for credit losses
Remeasurement	[6]	238		161		421		305
Newly originated or purchased financial assets		0				0
Derecognition of financial assets and maturities		0				0
Changes in models and methodologies		0				0
Transfer to (from)stage 1		(4)		(2)		(7)		(5)
Transfer to (from)stage 2		(22)		(13)		(39)		(27)
Transfer to (from)stage 3		100		50		186		101
Gross write-offs		(335)		(275)		(642)		(582)
Recoveries		57		64		114		131
Foreign exchange and other movements		11		7		24		17
Balance at end of period		608		566		608		566
Stage 3 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						551
Provision for credit losses
Balance at end of period		608		566		608		566
Stage 3 [member] | Credit Cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		0				0
Provision for credit losses
Remeasurement	[6]	134		106		274		215
Newly originated or purchased financial assets		0				0
Derecognition of financial assets and maturities		0				0
Changes in models and methodologies		0				0
Transfer to (from)stage 1		0				0
Transfer to (from)stage 2		0				0
Transfer to (from)stage 3		63		33		123		61
Gross write-offs		(269)		(186)		(510)		(378)
Recoveries		72		48		109		101
Foreign exchange and other movements		0		(1)		4		1
Balance at end of period		0				0
Stage 3 [member] | Credit Cards [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		0				0
Stage 3 [member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		991		969		957		1,000
Provision for credit losses
Remeasurement	[6]	429		276		801		558
Newly originated or purchased financial assets		0				0
Derecognition of financial assets and maturities		0				0
Changes in models and methodologies		0				0
Transfer to (from)stage 1		(17)		(4)		(28)		(9)
Transfer to (from)stage 2		(53)		(20)		(94)		(39)
Transfer to (from)stage 3		176		86		335		168
Gross write-offs		(625)		(477)		(1,195)		(997)
Recoveries		135		119		236		246
Foreign exchange and other movements		27		10		51		32
Balance at end of period		1,063		959		1,063		959
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[6]	99		72		184		148
Newly originated or purchased financial assets		0				0
Derecognition of financial assets and maturities		(9)		(7)		(12)		(18)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		0				0
Transfer to (from)stage 2		(5)				(5)
Transfer to (from)stage 3		1		3		2		3
Gross write-offs		(71)		(73)		(177)		(146)
Recoveries		9		9		21		18
Foreign exchange and other movements		1		(13)		(4)		(15)
Balance at end of period including off-balance sheet exposures		704		645		704		645
Less: Allowance for credits losses on off-balance sheet exposures	[5]	(16)				(16)
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		679		654		695		655
Stage 3 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period		688		645		688		645
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						678
Provision for credit losses
Balance at end of period		$ 688		$ 645		$ 688		$ 645

[1]	Excludes allowance for credit losses of $151 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[2]	Excludes allowance for credit losses of $195 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[3]	Excludes allowance for credit losses of $81 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[4]	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
[5]	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
[6]	Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.